Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.54202%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,990,897.05

Principal:
Principal Collections	$26,786,868.49
Prepayments in Full	$13,912,090.65
Liquidation Proceeds	$766,426.93
Recoveries	$136,833.45
Sub Total	$41,602,219.52
Collections	$45,593,116.57

Purchase Amounts:
Purchase Amounts Related to Principal	$84,631.36
Purchase Amounts Related to Interest	$343.76
Sub Total	$84,975.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,678,091.69

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,678,091.69
Servicing Fee	$909,401.72	$909,401.72	$0.00	$0.00	$44,768,689.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,768,689.97
Interest - Class A-2a Notes	$301,653.13	$301,653.13	$0.00	$0.00	$44,467,036.84
Interest - Class A-2b Notes	$241,680.14	$241,680.14	$0.00	$0.00	$44,225,356.70
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$41,448,831.70
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$41,062,985.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,062,985.03
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$40,822,143.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,822,143.53
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$40,822,143.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,822,143.53
Regular Principal Payment	$38,466,881.85	$38,466,881.85	$0.00	$0.00	$2,355,261.68
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,355,261.68
Residual Released to Depositor	$0.00	$2,355,261.68	$0.00	$0.00	$0.00
Total		$45,678,091.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,466,881.85
Total					$38,466,881.85

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,037,676.96	$58.88	$301,653.13	$0.93	$19,339,330.09	$59.81
Class A-2b Notes	$19,429,204.89	$58.88	$241,680.14	$0.73	$19,670,885.03	$59.61
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$38,466,881.85	$20.88	$3,946,546.44	$2.14	$42,413,428.29	$23.02

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$67,034,029.08	0.2073111	$47,996,352.12	0.1484347
Class A-2b Notes	$68,412,647.60	0.2073111	$48,983,442.71	0.1484347
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$974,186,676.68	0.5288486	$935,719,794.83	0.5079664

Pool Information
Weighted Average APR	4.757%	4.765%
Weighted Average Remaining Term	43.87	43.11
Number of Receivables Outstanding	37,630	36,775
Pool Balance	$1,091,282,063.64	$1,049,218,534.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,011,028,652.95	$972,561,771.10
Pool Factor	0.5457833	0.5247461

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$76,656,763.50
Targeted Overcollateralization Amount	$113,498,739.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$113,498,739.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$513,511.61
(Recoveries)		54	$136,833.45
Net Loss for Current Collection Period			$376,678.16
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4142%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7495%
Second Prior Collection Period			0.5829%
Prior Collection Period			0.8113%
Current Collection Period			0.4223%
Four Month Average (Current and Prior Three Collection Periods)			0.6415%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,611	$9,889,958.00
(Cumulative Recoveries)			$1,108,711.34
Cumulative Net Loss for All Collection Periods			$8,781,246.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4392%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,139.02
Average Net Loss for Receivables that have experienced a Realized Loss			$5,450.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.07%	300	$11,255,179.99
61-90 Days Delinquent	0.15%	42	$1,594,009.19
91-120 Days Delinquent	0.04%	10	$415,479.92
Over 120 Days Delinquent	0.05%	11	$507,344.93
Total Delinquent Receivables	1.31%	363	$13,772,014.03

Repossession Inventory:
Repossessed in the Current Collection Period		21	$730,875.18
Total Repossessed Inventory		36	$1,460,403.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1555%
Prior Collection Period			0.1488%
Current Collection Period			0.1713%
Three Month Average			0.1586%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2399%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	18

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	110	$4,553,704.64
2 Months Extended	158	$6,330,059.44
3+ Months Extended	26	$1,147,713.47

Total Receivables Extended	294	$12,031,477.55
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer